Financial instruments, Interest rate swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivatives, interest rate swaps [Abstract]
Notional amount	$ 200,580	$ 0
Fair value - financial asset	30	0
Fair value - financial liability	$ 199	0
Swap pays 3.2840% [Member]
Derivatives, interest rate swaps [Abstract]
Interest rate	3.284%
Expiries	Dec. 08, 2028
Notional amount	$ 18,125	0
Fair value - financial asset	8	0
Fair value - financial liability	$ 0	0
Swap pays 3.2840% [Member]
Derivatives, interest rate swaps [Abstract]
Interest rate	3.284%
Expiries	Dec. 08, 2028
Notional amount	$ 18,125	0
Fair value - financial asset	8	0
Fair value - financial liability	$ 0	0
Swap pays 3.3200% [Member]
Derivatives, interest rate swaps [Abstract]
Interest rate	3.32%
Expiries	Dec. 08, 2028
Notional amount	$ 8,125	0
Fair value - financial asset	0	0
Fair value - financial liability	$ 0	0
Swap pays 3.2790% [Member]
Derivatives, interest rate swaps [Abstract]
Interest rate	3.279%
Expiries	Dec. 08, 2028
Notional amount	$ 23,125	0
Fair value - financial asset	13	0
Fair value - financial liability	$ 0	0
Swap pays 3.3110% [Member]
Derivatives, interest rate swaps [Abstract]
Interest rate	3.311%
Expiries	Oct. 30, 2028
Notional amount	$ 28,580	0
Fair value - financial asset	0	0
Fair value - financial liability	$ 7	0
Swap pays 3.3536% [Member]
Derivatives, interest rate swaps [Abstract]
Interest rate	3.3536%
Expiries	Dec. 08, 2028
Notional amount	$ 33,125	0
Fair value - financial asset	0	0
Fair value - financial liability	$ 61	0
Swap pays 3.3536% [Member]
Derivatives, interest rate swaps [Abstract]
Interest rate	3.3536%
Expiries	Dec. 08, 2028
Notional amount	$ 33,125	0
Fair value - financial asset	0	0
Fair value - financial liability	$ 61	0
Swap pays 3.3536% [Member]
Derivatives, interest rate swaps [Abstract]
Interest rate	3.3536%
Expiries	Dec. 08, 2028
Notional amount	$ 38,250	0
Fair value - financial asset	0	0
Fair value - financial liability	$ 70	$ 0